DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Income loss recognized in income related to the effective portion of its hedging instruments	$ 138	$ 1,224
Fair value of derivative instruments	143		$ 680
Derivative notional amount	23,970		$ 24,267
Estimated existing losses expected to be reclassified to income (loss)	$ 143